DISCONTINUED OPERATIONS - MAJOR COMPONENTS OF ASSETS AND LIABILITIES FOR BEAUTY BRANDS (Details) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Current assets held for sale	$ 4,432	$ 3,945
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	5,204	5,811
Disposal Group, Including Discontinued Operation, Assets	9,636	9,756
Current liabilities held for sale	1,543	1,044
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	717	727
Disposal Group, Including Discontinued Operation, Liabilities	2,260	1,771
Beauty Brands - Held for Sale [Member]
Disposal Group, Including Discontinued Operation, Cash	9	10
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	293	352
Disposal Group, Including Discontinued Operation, Inventory, Current	476	553
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets, Current	144	181
Current assets held for sale	922	1,096
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent	613	697
Disposal Group, Including Discontinued Operation, Goodwill And Intangible Assets, Noncurrent	4,513	5,089
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	78	25
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	5,204	5,811
Disposal Group, Including Discontinued Operation, Assets	6,126	6,907
Disposal Group, Including Discontinued Operation, Accounts Payable, Current	118	113
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current	238	271
Current liabilities held for sale	356	384
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities, Noncurrent	352	329
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	365	398
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	717	727
Disposal Group, Including Discontinued Operation, Liabilities	$ 1,073	$ 1,111